UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23805

carlyle alpinvest private markets FUND

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, Suite 3400

New York, NY 10017

(Address of principal executive offices) (Zip code)

Cameron Fairall

AlpInvest Private Equity Investment Management, LLC

One Vanderbilt Avenue, Suite 3400

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 735-4293

Date of fiscal year end: March 31

Date of reporting period: January 3, 2023 - June 30, 2023

Item 1 – Proxy Voting Record.

Carlyle AlpInvest Private Markets Fund did not hold any securities with respect to which it was entitled to vote during the reporting period from January 3, 2023 through June 30, 2023.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Carlyle AlpInvest Private Markets Fund

By:	/s/ Parker Hooper
Parker Hooper
Treasurer (Principal Financial Officer)

Date:	August 21, 2023